Note 7 - Property and Equipment - Estimated Amortization Expense of Capitalized Software (Details) ¥ in Thousands	Mar. 31, 2017 JPY (¥)
2018	¥ 3,340,538
2019	2,935,104
2020	2,355,085
2021	1,747,958
2022	¥ 1,233,874